LEASE OBLIGATIONS - Schedule of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 2,530,082	$ 1,675,749	$ 6,577,331	$ 4,975,604
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	1,944,419	335,811	4,352,895	1,025,664
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	135,268	69,647	349,167	209,311
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	312,936	454,354	976,415	1,338,175
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 137,459	$ 815,937	$ 898,854	$ 2,402,454